HST Taxes Payable - Schedule of Deferred Income Taxes (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Net Operating Loss Carry Forwards	$ 7,960	$ 4,313
Total Non-Current Deferred Tax Assets	7,960	4,313
Deferred Tax Valuation Allowance	(7,960)	(4,313)
Total Non-Current Deferred Tax Assets	0	0
Total Deferred Tax Assets (Net)